Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000015937 | Globus Medical8995272
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015937 | CSW Industrials8995232
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | MSA Safety8995307
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Esab8995244
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Repligen8995090
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Novanta8995311
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015937 | Braze8995204
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015937 | Nutanix8995315
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015937 | Kadant8995288
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015937 | Penumbra8995329
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015937 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000015937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000015937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000173316 | Globus Medical8995272
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173316 | CSW Industrials8995232
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | MSA Safety8995307
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Esab8995244
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Repligen8995090
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Novanta8995311
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173316 | Braze8995204
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173316 | Nutanix8995315
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173316 | Kadant8995288
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173316 | Penumbra8995329
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173316 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000173316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000173316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000173316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000173316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000065363 | Edwards Lifesciences8994970
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065363 | IDEX8995013
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065363 | Cooper8994957
Holdings [Line Items]
Percent of Total Investments	2.00%
C000065363 | MSCI8995042
Holdings [Line Items]
Percent of Total Investments	2.00%
C000065363 | Mettler-Toledo International8995032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000065363 | Penumbra8995061
Holdings [Line Items]
Percent of Total Investments	1.90%
C000065363 | Domino's Pizza8994967
Holdings [Line Items]
Percent of Total Investments	1.90%
C000065363 | Ryan Specialty Holdings8995076
Holdings [Line Items]
Percent of Total Investments	1.80%
C000065363 | WW Grainger8995123
Holdings [Line Items]
Percent of Total Investments	1.80%
C000065363 | West Pharmaceutical Services8995113
Holdings [Line Items]
Percent of Total Investments	1.80%
C000065363 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000065363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000065363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000065363 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000065363 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000065363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000065363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000065363 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096284 | Edwards Lifesciences8994970
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096284 | IDEX8995013
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096284 | Cooper8994957
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096284 | MSCI8995042
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096284 | Mettler-Toledo International8995032
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096284 | Penumbra8995061
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096284 | Domino's Pizza8994967
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096284 | Ryan Specialty Holdings8995076
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096284 | WW Grainger8995123
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096284 | West Pharmaceutical Services8995113
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096284 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000096284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000096284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000096284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000096284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000096284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000096284 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245657 | IDEX8995181
Holdings [Line Items]
Percent of Total Investments	5.60%
C000245657 | Nordson8995195
Holdings [Line Items]
Percent of Total Investments	5.50%
C000245657 | Mettler-Toledo International8995184
Holdings [Line Items]
Percent of Total Investments	5.50%
C000245657 | Okta8995202
Holdings [Line Items]
Percent of Total Investments	5.30%
C000245657 | MSCI8995192
Holdings [Line Items]
Percent of Total Investments	5.20%
C000245657 | Veeva Systems8995224
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245657 | Esab8995170
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245657 | Ryan Specialty Holdings8995209
Holdings [Line Items]
Percent of Total Investments	4.60%
C000245657 | Fortive8995177
Holdings [Line Items]
Percent of Total Investments	4.40%
C000245657 | Fastenal8995174
Holdings [Line Items]
Percent of Total Investments	4.40%
C000245657 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245657 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245657 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000245657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000245657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000245657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.00%